PROPERTY AND EQUIPMENT, NET (Tables)	3 Months Ended
Mar. 31, 2026
Property, Plant, and Equipment [Abstract]
Schedule of property and equipment

	March 31,	December 31,
	2026	2025
Property and equipment	$608,266	$610,354
Leasehold improvements	–	–
Property and equipment at cost	608,266	610,354
Less - accumulated depreciation	(61,888)	(63,907)
Property and equipment, net	$546,378	$546,447